STOCKHOLDERS' EQUITY - Schedule of Stock-Based Compensation Assumptions (Details) - $ / shares	Dec. 11, 2019	Nov. 01, 2019	Oct. 18, 2019	Aug. 06, 2019	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Current stock price				$ 0.83
Exercise price				$ 0.83
Risk-free interest rate				1.73%
Expected volatility				123.00%
8.5% Warrants [Member]
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Interest rate (as a percent)					8.50%
15% Warrants
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Interest rate (as a percent)					15.00%	15.00%	15.00%
Pre-Trigger [Member] | 8.5% Warrants [Member]
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Current stock price	$ 0.67	$ 0.70	$ 0.95
Exercise price	$ 0.68	$ 1.00	$ 2.35
Risk-free interest rate	1.61%
Risk-free interest rate		1.55%	2.21%
Expected term (in years)	4 months 9 days	5 months 19 days	10 months 20 days
Expected volatility	113.00%	114.00%	123.00%
Pre-Trigger [Member] | 15% Warrants
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Current stock price	$ 0.67	$ 0.70	$ 0.55
Exercise price	$ 0.68	$ 1.00	$ 0.45
Risk-free interest rate	1.61%	1.55%
Expected term (in years)	4 years 5 months 19 days	4 years 6 months 29 days
Expected volatility	113.00%	114.00%
Pre-Trigger [Member] | 15% Warrants | Minimum
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Risk-free interest rate			0.18%
Expected term (in years)			7 months 6 days
Expected volatility			88.00%
Pre-Trigger [Member] | 15% Warrants | Maximum
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Risk-free interest rate			0.22%
Expected term (in years)			2 years 7 months 6 days
Expected volatility			116.00%
Post-Trigger [Member] | 8.5% Warrants [Member]
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Current stock price	$ 0.67	$ 0.70	$ 0.95
Exercise price	$ 0.45	$ 0.68	$ 1.00
Risk-free interest rate	1.61%
Risk-free interest rate		1.55%	2.21%
Expected term (in years)	4 months 9 days	5 months 19 days	10 months 20 days
Expected volatility	113.00%	114.00%	123.00%
Post-Trigger [Member] | 15% Warrants
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Current stock price	$ 0.67	$ 0.70	$ 0.55
Exercise price	$ 0.45	$ 0.68	$ 0.40
Risk-free interest rate	1.61%	1.55%
Expected term (in years)	4 years 5 months 19 days	4 years 6 months 29 days
Expected volatility	113.00%	114.00%
Post-Trigger [Member] | 15% Warrants | Minimum
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Risk-free interest rate			0.18%
Expected term (in years)			7 months 6 days
Expected volatility			88.00%
Post-Trigger [Member] | 15% Warrants | Maximum
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Risk-free interest rate			0.22%
Expected term (in years)			2 years 7 months 6 days
Expected volatility			116.00%